Related Party Transactions (Details) - Schedule of Purchases of Services from Related Parties - CNY (¥)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Shanghai GBG [Member]
Schedule of Purchases of Services from Related Parties [Line Items]
Shanghai GBG	¥ 1,987,274	¥ 11,257,057	¥ 11,312,417